DEBT (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023	$ 179,500	$ 297,500
2024	276,000	572,000
2025	2,151,624
Total	$ 2,607,124	$ 869,500